Forfeitures	12 Months Ended
Dec. 31, 2024
EBP 004 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Forfeitures
8.	Forfeitures
On December 31, 2024, and 2023, forfeited nonvested accounts totaled $894,090 and $601,409, respectively. In addition, forfeitures accounts are used to reduce future Company contributions including basic and match. During 2024 and 2023, Company basic and match contributions were reduced by $2,193,262 and $1,817,126, respectively, from forfeited nonvested accounts.